DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 125,181	£ 83,818
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	661	154
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	355	(73)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	68,539	70,353
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	4,253	3,058
Change in fair value of hedged item for ineffectiveness assessment	(1,437)	(1,333)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	24,111	21,354
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	1,178	660
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	641	405
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	60	72
Reserve of exchange differences on translation, continuing hedges	(83)	(2)
Cash flow hedge/currency translation reserve, discontinued hedges	130	179
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	33	0
Reserve of exchange differences on translation, continuing hedges	(203)	(31)
Cash flow hedge/currency translation reserve, discontinued hedges	84	5
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(510)	(680)
Reserve of exchange differences on translation, continuing hedges	1,918	1,248
Cash flow hedge/currency translation reserve, discontinued hedges	6	336
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(141)	(263)
Reserve of exchange differences on translation, continuing hedges	135	128
Cash flow hedge/currency translation reserve, discontinued hedges	270	163
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	74	116
Reserve of exchange differences on translation, continuing hedges	13	18
Cash flow hedge/currency translation reserve, discontinued hedges	£ (41)	£ (48)